June 21, 2021
VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-0504

Re:	Pre-Effective Amendment No. 1 to Form N-14 for Guggenheim Strategic Opportunities Fund (File No. 333-255687)
Ladies and Gentlemen:
On behalf of Guggenheim Strategic Opportunities Fund (the “Registrant”), attached for filing by means of the EDGAR system is Pre-Effective Amendment No. 1 of the Registrant’s registration statement on Form N-14 under the Securities Act of 1933, as amended.  This Pre-Effective Amendment No. 1 is being filed in connection with a proposed reorganization in which Guggenheim Strategic Opportunities Fund (the “Acquiring Fund”) will acquire all of the assets of Guggenheim Enhanced Equity Income Fund and Guggenheim Credit Allocation Fund (each, an “Acquired Fund”) in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of each Acquired Fund. The initial filing on Form N-14 was made on April 30, 2021.

This Pre-Effective Amendment No. 1 is being filed to add required exhibits and to include certain information that was not available as of the date of the original filing.  This Pre-Effective Amendment No. 1 also includes text responsive to comments received from the staff of the Securities and Exchange Commission, to which the Registrant has responded in separate correspondence.
A request for acceleration pursuant to Rule 461 of the 1933 Act will be filed under separate cover.
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Please call Julien Bourgeois at Dechert LLP at 202.261.3451 or Allison Fumai at Dechert LLP at 212.698.3526 with any questions or comments regarding this filing or if they may assist you in any way.

Very truly yours,

 /s/ Amy J. Lee
Amy J. Lee
Vice President and Chief Legal Officer
Guggenheim Strategic Opportunities Fund